General (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General [Abstract]
Working capital deficit	$ 6,961,644		$ 7,264,319
Accumulated deficit	(10,770,326)		$ (10,902,123)
Cash flow from operating activity	$ (985,092)	$ (2,250,995)